Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ (14,626)	$ 743
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	2,196	2,222
Fair value of warrants deducted from revenues	1,406	1,534
Share-based compensation	4,630	2,743
Amortization of premium and accretion of discount on marketable securities, net	165	(84)
Realized gain on sale of marketable securities	(102)	(271)
Decrease (increase) in trade receivables	616	(12,163)
Decrease (increase) in other receivables and prepaid expenses	(844)	750
Increase in inventory	(5,205)	(1,525)
Decrease in operating leases right-of-use assets	33	34
Increase in deferred taxes, net	(1,384)	(646)
Decrease (increase) in other long-term assets	(82)	204
Increase (decrease) in trade payables	(9,891)	3,782
Increase (decrease) in operating lease liabilities	(82)	538
Increase (decrease) in employees and payroll accruals	335	(783)
Decrease in deferred revenues and advances from customers	(107)	(1,774)
Increase in other payables and accrued expenses	432	952
Increase in accrued severance pay, net	63	7
Decrease in other long-term liabilities	(143)	(210)
Loss from sale and disposal of property and equipment	75
Foreign currency translation loss on intercompany balances with foreign subsidiaries	183	11
Net cash used in operating activities	(22,332)	(3,936)
Cash flows from investing activities:
Purchase of property and equipment	(8,511)	(1,964)
Acquisition of intangible assets and capitalization of software development costs	(121)	(650)
Proceeds from sale of property and equipment	4
Cash paid in connection with acquisition		(4,715)
Proceeds from (investment in) bank deposits	15,196	(77,000)
Proceeds from sale of marketable securities	20,802	30,445
Proceeds from maturity of marketable securities	17,445	500
Purchase of marketable securities	(18,542)	(44,599)
Net cash provided by (used in) investing activities	26,273	(97,983)
Cash flows from financing activities:
Proceeds from public offering, net of issuance costs		130,379
Exercise of employee stock options	2,804	2,269
Payments related to shares withheld for taxes	(64)
Payment of contingent consideration		(303)
Net cash provided by financing activities	2,740	132,345
Foreign currency translation adjustments on cash and cash equivalents	24	(8)
Increase in cash and cash equivalents	6,705	30,418
Cash and cash equivalents at the beginning of the period	40,743	74,132
Cash and cash equivalents at the end of the period	47,448	104,550
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired in credit	384	658
Property and equipment transferred to be used as inventory	51
Inventory transferred to be used as property and equipment	511
Issuance expenses on credit		648
Receivables on account of shares	13	811
Lease liabilities arising from obtaining right-of-use assets	$ 2,187	802
Capitalization of software development costs		$ 87